Long-term investment (Details Narrative)	Oct. 18, 2024 SGD ($) shares
Evvo Labs Pte Ltd [Member]
Ownership percentage	3.23%
Evvo Labs Pte Ltd [Member]
Investment | $	$ 1,000,000
shares issued | shares	20,588